Non-controlling interests	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Non-controlling interests

31	Non-controlling interests

	2018	2017
	$m	$m
Non-controlling interests attributable to holders of ordinary shares in subsidiaries	7,996	7,621
At 31 Dec	7,996	7,621
Hang Seng Bank Limited is the only subsidiary in the Group that gives rise to significant non-controlling interest. For summarised financial information of Hang Seng Bank Limited, see Note 19.